Risk Management - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2019 CLP ($) item	Dec. 31, 2018 CLP ($)
Liquidity risk limits [line items]
Minimum ratio of regulatory capital to consolidated risk weighted assets	8.00%
Minimum ratio of core capital to total consolidated assets	3.00%
Regulatory capital	$ 3,280,569	$ 3,415,845
Number of risk categories | item	5
Minimum ratio of regulatory capital to consolidated risk weighted assets	100.00%
Minimum regulatory capital ratio	120.00%
Equity	$ 3,346,102	$ 3,324,531
0 % risk weight category [member]
Liquidity risk limits [line items]
Percentage of risk categories in weighted assets	0.00%
10 % risk weight category [member]
Liquidity risk limits [line items]
Percentage of risk categories in weighted assets	10.00%
20% risk weight category [member]
Liquidity risk limits [line items]
Percentage of risk categories in weighted assets	20.00%
60 % risk weight category [member]
Liquidity risk limits [line items]
Percentage of risk categories in weighted assets	60.00%
100 % risk weight category [member]
Liquidity risk limits [line items]
Percentage of risk categories in weighted assets	100.00%